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Semi-annual Reports dated June 30, 2003 of the below noted investment companies are the reports sent to contractowners of the Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference is the semi-annual report for all portfolios of Metropolitan Series Fund, Inc. as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference is the semi-annual report for certain portfolios of Met Investors Series Trust as filed on Form N-CSRS, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference is the semi-annual report for certain series of The American Funds Insurance Series as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.